Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share
Note 11. Net Loss per Share
The Company calculates basic net loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. A net loss cannot be diluted, so when the Company is in a net loss position, basic and diluted loss per common share are the same. If in the future the Company achieves profitability, the denominator of a diluted earnings per common share calculation will include both the weighted average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents include warrants, stock options and non-vested
restricted stock awards and restricted stock units using the treasury stock method, along with the effect, if any, from outstanding convertible securities.
The Company’s outstanding warrants to purchase common stock have participation rights to any dividends that may be declared in the future and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.
Anti-dilutive share equivalents excluded from the computation of diluted net loss per share at September 30, 2021 consisted of warrants of 2,419,280, stock options of 126,998, restricted stock awards of 312,380, restricted stock units of 45,832 and Employee Stock Purchase Plan shares of 10,462.
Anti-dilutive share equivalents excluded from the computation of diluted net loss per share at September 30, 2020 consisted of warrants of 2,345,033, stock options of 144,851, restricted stock awards of 5,000, restricted stock units of 20,678 and Employee Stock Purchase Plan shares of 3,772.

Note 12—Loss per Share
The Company calculates basic loss per share by dividing net loss by the weighted average number of common shares outstanding during the reporting period. A net loss cannot be diluted, so when the Company is in a net loss position, basic and diluted loss per common share are the same. If in the future the Company achieves profitability, the denominator of a diluted earnings per common share calculation will include both the weighted-average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include warrants, stock options and non-vested
restricted stock awards and units using the treasury stock method, along with the effect, if any, from outstanding convertible securities.
The Company’s outstanding warrants to purchase common stock have participation rights to any dividends that may be declared in the future and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share at December 31, 2020 consisted of warrants of 2,345,033, stock options of 142,171, restricted stock units of 33,548, restricted stock awards of 290,536 and Employee Stock Purchase Plan shares of 3,200.
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share at December 31, 2019 consisted of stock options of 125,579, restricted stock units of 10,864 and Employee Stock Purchase Plan shares of 2,473.